Note 8 - Business Combinations (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
	Useful Lives (years)	Amounts	Valuation Methodology
Cash		$20,235
Fixed assets		8,902
Intangible assets with estimated useful lives:
Technology	5	2,900,000	Replacement cost and relief from royalty
Customer relationships	6	3,860,000	Multi-period excess earnings
Goodwill		4,560,099
Total assets acquired		11,349,236
Current liabilities		(344,136)
Net assets acquired		$11,005,100
	Useful Lives (years)	Amounts	Valuation Methodology
Cash		$81,473
Accounts receivable		611,471
Other current assets		6,338
Intangible assets with estimated useful lives:
Customer relationships	8	1,090,000	Replacement cost and relief from royalty
Non-compete agreements	3	120,000	Multi-period excess earnings
Intangible assets with indefinite lives:
Trade names		280,000
Goodwill		785,000
Total assets acquired		2,974,282
Current liabilities		(458,925)
Net assets acquired		$2,515,357

Business Acquisition, Pro Forma Information [Table Text Block]
	2022	2021
Revenues	$12,022,952	$16,789,286
Net loss	$(17,753,838)	$(3,012,182)

Gray Matters [Member]
Notes Tables
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
Net cash consideration	$7,240,100
Buyer common stock	1,500,000
Fair value of deferred consideration	1,335,000
Fair value of contingent consideration	930,000
Total	$11,005,100